SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from external customers:
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
PTNR
Revenues from external customers:
Revenues	$ 68,196	$ 68,089	$ 68,474
PTNR | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	24.00%	23.00%	17.00%
Petrobras
Revenues from external customers:
Revenues	$ 64,841	$ 64,368	$ 63,098
Petrobras | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	23.00%	21.00%	16.00%
Jordan
Revenues from external customers:
Revenues	$ 55,639	$ 57,535	$ 57,337
Jordan | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	20.00%	19.00%	14.00%
KNPC
Revenues from external customers:
Revenues	$ 32,708	$ 40,379	$ 48,093
KNPC | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	11.00%	13.00%	12.00%
Dubai Supply Authority
Revenues from external customers:
Revenues	$ 0	$ 0	$ 56,823
Dubai Supply Authority | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk	0.00%	0.00%	14.00%